EQUITY COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
EQUITY COMPENSATION
9.	EQUITY COMPENSATION

Equity Incentive Plan

In connection with the business combination consummated on December 27, 2021, the Company established CompoSecure, Inc. 2021 Incentive Equity Plan (the “2021 Plan”) effective as of December 27, 2021. The purpose of the 2021 Plan is to provide eligible employees of the Company and its subsidiaries, certain consultants and advisors who perform services for the Company or its subsidiaries, and non-employee members of the Board of directors of the Company, with the opportunity to receive grants of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units, and other stock-based awards. The aggregate authorized number of shares of Class A common stock that may be issued or transferred as of December 31, 2021 under the Plan is 8,987,609 shares of Class A common stock plus the number of shares of Class A stock underlying grants issued under the Company’s existing amended and restated equity compensation Plan that expire, terminate or are otherwise forfeited without being exercised. Commencing with the first business day of each calendar year beginning in 2022, the aggregate number of shares of Class A Stock that may be issued or transferred under the Plan shall be increased by an amount of shares of Class A Stock equal to 4% of the aggregate number of shares of Class A stock and Class B stock outstanding as of the last day of the immediately preceding calendar year, or such lesser number of shares of Class A Stock as may be determined by the Board. There were no awards granted or outstanding under the 2021 Plan as of December 31, 2021.

Employee Stock Purchase Plan

Effective December 27, 2021, the Board approved the Employee Stock Purchase Plan (the “ESPP”). The Company authorized 1,650,785 aggregate number of shares of Class A Common Stock reserved for sale pursuant to the ESPP Plan as of December 31, 2021. The number of shares of Class A Common Stock reserved for sale under the ESPP will automatically increase on the first trading day in January each calendar year during the term of the ESPP, beginning with the 2022 calendar year, by 1% of the total number of shares of class A common stock and class B common stock outstanding on the last trading day in the immediately preceding calendar month, but in no event shall any such annual increase exceed 1,686,531 shares or a lesser number of shares as determined by the administrator of the ESPP. The ESPP permits participating eligible employees to purchase class A common stock, with after-tax payroll deductions, on a quarterly basis at a 15% discount at the closing price of the Common Stock on the Nasdaq on the first day of the offering period. The Board may suspend or terminate the ESPP at any time to become effective immediately following the close of any offering period. As of December 31, 2021, there were 1,650,785 shares of common stock remaining authorized for issuance under the ESPP. The Company will recognize the discount on the Common Stock issued under the ESPP as stock-based compensation expense in the period in which the employees will begin participating in the ESPP.

Holdings’ 2015 Incentive Plan

Holdings’ May 2015 equity incentive Plan (the “2015 Plan”) provided for the grant of options, Class C unit appreciation rights, restricted Class C units, unrestricted Class C unit awards and other equity awards to certain employees and officers. The exercise price of unit options granted under the 2015 Plan was equal to the fair market value of the Holdings’ members’ equity at the date of grant. Options vest and become exercisable incrementally over a 5-year and 4-year period, depending on the grant. The options also provided for accelerating vesting if there is a change in control as described in the Plan agreement. The options expire on the 10th anniversary of the grant date Outstanding awards under the 2017 Plan continue to be subject to the terms and conditions of the 2017 Plan.

Upon consummation of the Business Combination on December 27, 2021 (see Note 3), Holdings amended and restated its 2015 Plan and the holders of issued and outstanding equity of 2015 Plan received a combination of cash consideration, certain newly-issued membership units of Holdings and shares of newly-issued class B common stock of the Company, which have no economic value, but entitle the holder to one vote per issued share and were issued on a one-for-one basis for each Holdings Unit retained by the holder following the Merger. All incentive units available for grants under the 2015 Plan at the time of the consummation will be made available for new award grants under the 2021 Plan and no further awards will be granted under the 2015 Plan. As a result, all of the options, whether vested or unvested, outstanding immediately prior to the merger that were not settled as part of the transaction were assumed by the Company and converted into an option to purchase shares of class A common stock. Each converted options continue to have and be subject to substantially the same material terms and conditions as were applicable to such options under the 2015 Plan except that each converted option shall be exercisable for, and represent the right to acquire, that number of shares of Class A common stock equal to the product (rounded down to the nearest whole number) of (A) the number of Units subject to the converted option immediately before the merger effective time multiplied by (B) the equity award exchange Ratio at an exercise price per share equal to the quotient of (i) the exercise price per unit of such converted option immediately before the consummation of the Business Combination divided by (ii) the Equity Award Exchange Ratio (rounding the resulting exercise price up to the nearest whole cent). Except as specifically provided in the Business Combination Agreement, following the Business Combination, each exchanged option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Holdings 2015 Plan immediately prior to the consummation of the Business Combination. As a result of the modification, all of 9,778 options outstanding right before the Business Combination were recapitalized into 6,823,006 options of which 1,413,235 were settled and 5,409,771 remain outstanding at December 31, 2021. There was no incremental expense recognized since the options were recapitalized with terms consistent with prior awards and there were no incremental changes to fair value. There were a total of twelve grantees affected by the recapitalization.

Earnout Consideration

As a result of the Business Combination, certain of Holdings’ equity holders have the right to receive an aggregate of up to 7,500,000 additional (i) shares of the Company’s class A common stock or (ii) Holdings’ Units (and a corresponding number of shares of the Company's class B common stock), as applicable, in earnout consideration based on the achievement of certain stock price thresholds (collectively, the “Earnouts”). There were a total of 657,160 shares subject to ASC 718, or 328,580 shares for each Phase since they were issued to the Company’s employees.

Upon the transaction date, a valuation was performed which took into consideration all the key terms and conditions of the award, including the fact that, under Topic 718, there is no requisite service period due to the fact that there is no service condition prospectively, and as of the grant date there is no service inception date preceding the grant date on which to base historical valuation or expense amortization. As such, the award is considered to be immediately vested from a service perspective, and is solely contingent on meeting the hurdles required for the award to be settled. Since there is no future substantive risk of forfeiture, all expenses associated with the awards were accelerated and recognized on December 27, 2021. There were a total of 657,160 shares subject to Topic 718 or 328,580 shares per Phase with an intrinsic value of $5,395 as of December 31, 2021. The Company recognized a total expense of $4,610 related to Earnouts in its consolidated statements of operations for the year ended December 31, 2021.

The valuation of the Earnouts was determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. The following assumptions were used to determine the grant date fair value for these Earnouts:

Year Ended
12/27/2021
Valuation date share price	$9.95
Risk-free interest rate	0.98% - 1.12%
Expected volatility	57.92% - 58.88%
Expected dividends	0%
Expected forfeiture rate	0%
Expected term	3 - 4 years

Holdings' Options Valuation

In the year ended 2021, Holdings granted no stock options, restricted stock units, or profits interests, and no awards were forfeited. Prior to the completion of the Business Combination the fair value of Holdings options was determined by using the Black-Scholes option valuation model based upon information available at the time of grant. The calculated value of each option award was estimated at the date of grant using the Black-Scholes option valuation model. The expected term assumption reflected the period for which the Holdings believed the option will remain outstanding. This assumption was based upon the historical and expected behavior of the Holdings’ employees. Holdings had elected to use the calculated value method to account for the options it had issued. A nonpublic entity that is unable to estimate the expected volatility of the price of its underlying share may measure awards based on a “calculated value,” which substitutes the volatility of an appropriate index for the volatility of the entity’s own share price. To determine volatility, the Holdings had used the historical closing values of comparable publicly held entities to estimate volatility. The risk-free rate reflected the U.S. Treasury yield curve for a similar expected life instrument in effect at the time of the grant.

The assumptions utilized to calculate the value of the options granted for the year ended December 31, 2020 and 2019, respectively, were as below:

	2020	2019
Expected term	1 year	1.25 years
Volatility	44.00%	30.00%
Risk-free rate	1.07%	2.36%
Expected dividends	0%	0%
Expected forfeiture rate	0%	0%

Stock Options activity

Upon consummation of the Business Combination, Holdings options were assumed by the Company and recapitalized. Because of the nature of the recapitalization in a Business Combination, the Company recalculated new fair values for the affected stock options and profits interest to preserve the total grant date fair value originally issued. All stock option activity was retroactively restated to reflect the exchanged options.

The following table sets forth the options activity under the Holdings’ equity plan which was assumed by the Company and recapitalized for the year ended December 31, 2021:

		Weighted	Weighted Average	Aggregate
		Average	Remaining	Intrinsic
	Number	Exercise Price	Contractual	Value
	of Shares	Per Shares	Term (years)	(in thousands)
Outstanding at January 1, 2021	6,823,006	$1.15	5.4	$72,489
Granted	—	—	—	—
Exercised	1,413,235	$0.71		13,133
Outstanding at December 31, 2021	5,409,771	$1.27	4.1	37,542
Vested and expected to vest at December 31, 2021	5,409,771	$1.27	4.1	37,542
Exercisable at December 31, 2021	4,947,921	$0.91	3.9	36,104

The weighted average calculated grant date fair value per time-vested option granted during the years ended December 31, 2020 and 2019 were $6.36 and $4.31, respectively. The Company recognized approximately $1,310, $1,143, and $1,211 of compensation expense for the options in Selling, general and administrative expenses in the accompanying consolidated statements of operations in 2021, 2020, and 2019, respectively.

The number of options exercisable and vested as of December 31, 2021, 2020, and 2019 were 4,947,921, 5,894,922 and 5,128,908 respectively. The weighted average exercise price of options exercisable and vested is $1.26, $406.63, and $265.62 for years ended December 31, 2021, 2020, and 2019, respectively. The weighted average remaining contractual years term (years) per options exercisable as of December 31, 2021, 2020, and 2019 is 3.9, 4.9, and 5.7, respectively. Unrecognized compensation expense for the options of approximately $1,425 is expected to be recognized during the next three years.

Profits Interest

On May 11, 2017, the members of the Holdings executed a Limited Liability Company Agreement for an entity formed in 2016 titled CompoSecure Employee LLC. The purpose of the entity was to hold Operating Incentive units. In May 2017, the Company granted 1,320,765 incentive units with a profits interest hurdle of $232,232. No interests were granted during the period ended December 31, 2021. Upon consummation of the Business Combination on December 27, 2021, all of the incentive units, whether vested or unvested, outstanding immediately prior to the merger that were not settled as part of the transaction, were assumed by the Company and converted into class B common stock. The total class B common stock outstanding were 1,236,027 as of December 31, 2021 with an aggregate intrinsic value of $10,843.

The Company recognized approximately $193, $433, and $470 of compensation expense for the incentive units in Selling, general and administrative expenses in the accompanying consolidated statements of operations in 2021, 2020, and 2019, respectively. Unrecognized compensation expense for the incentive units of approximately $39 is expected to be recognized during the next one year.